Debt - Narrative (Details)			12 Months Ended
	Sep. 27, 2019 USD ($)	Jun. 20, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)	Jun. 19, 2020 USD ($)	Jun. 15, 2020 USD ($)	Apr. 11, 2020	Apr. 10, 2020	Mar. 05, 2020 USD ($)	Mar. 05, 2020 EUR (€)	Sep. 27, 2019 EUR (€)	Sep. 16, 2019 USD ($)	Sep. 16, 2019 EUR (€)	Jul. 24, 2019 USD ($)	Jul. 24, 2019 EUR (€)	Jul. 23, 2019 USD ($)	Jul. 23, 2019 EUR (€)	Jun. 20, 2019 EUR (€)	Sep. 26, 2018 USD ($)	Jun. 27, 2018 EUR (€)	Jul. 25, 2017 EUR (€)
Debt Instrument [Line Items]
Minimum principal balance of intercompany loans securing the debt			$ 10,000,000
Senior Notes
Debt Instrument [Line Items]
Principal			6,851,028,000	$ 6,331,407,000
Loss on extinguishment of debt						$ 29,600,000
Senior Notes | 3.500% Senior Secured Euro Notes due July 2024
Debt Instrument [Line Items]
Principal			$ 613,550,000	$ 561,700,000			€ 500,000,000																€ 500,000,000
Stated interest rate (as a percent)			3.50%	3.50%			3.50%																3.50%
Effective interest rate (as a percent)			3.68%				3.68%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026
Debt Instrument [Line Items]
Principal			$ 920,325,000	$ 842,550,000			€ 750,000,000														€ 750,000,000
Stated interest rate (as a percent)		3.50%	3.50%	3.50%			3.50%														3.50%
Effective interest rate (as a percent)			3.65%				3.65%
Senior Notes | 4.125% Senior Secured Notes due February 2020
Debt Instrument [Line Items]
Stated interest rate (as a percent)		4.125%																			4.125%
Repurchase amount		$ 497,500,000																			€ 437,600,000
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027
Debt Instrument [Line Items]
Principal			$ 750,000,000	$ 750,000,000																		$ 750,000,000
Stated interest rate (as a percent)			6.25%	6.25%			6.25%															625.00%
Effective interest rate (as a percent)			6.41%				6.41%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028
Debt Instrument [Line Items]
Principal			$ 613,550,000	$ 561,700,000			€ 500,000,000									€ 500,000,000
Stated interest rate (as a percent)			2.375%	2.375%			2.375%								2.375%	2.375%
Effective interest rate (as a percent)			2.50%				2.50%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029
Debt Instrument [Line Items]
Principal			$ 750,000,000				€ 750,000,000	$ 750,000,000.0
Stated interest rate (as a percent)			5.25%	5.25%			5.25%	5.25%
Financial guarantee, principal balance of intercompany loans			$ 10,000,000.0
Effective interest rate (as a percent)			5.39%				5.39%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed			100.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed, Certain Tax Events			1				1
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed, Triggering Event			1.01				1.01
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed			102.625%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed			101.313%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed			100.00%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due February 2022
Debt Instrument [Line Items]
Principal			$ 1,000,001,000	$ 1,500,000,000
Stated interest rate (as a percent)			6.25%	6.25%			6.25%
Loss on extinguishment of debt			$ 23,300,000
Repurchase amount								$ 500,000,000.0
Effective interest rate (as a percent)			6.52%				6.52%
Debt Instrument, Repurchase Amount, Consideration Paid								$ 525,000,000.0
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due February 2022 | Other Expense
Debt Instrument [Line Items]
Loss on extinguishment of debt			$ 28,300,000
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due February 2022 | Interest Expense
Debt Instrument [Line Items]
Loss on extinguishment of debt			5,000,000.0
Senior Notes | Senior Secured Euro Notes Due March 2020
Debt Instrument [Line Items]
Stated interest rate (as a percent)												5.50%	5.50%
Repurchase amount												$ 432,000,000.0	€ 387,900,000
Senior Notes | Senior Secured U.S. Dollar Notes Due June 2020
Debt Instrument [Line Items]
Stated interest rate (as a percent)									5.50%
Repurchase amount									$ 27,300,000
Senior Notes | 6.625% Senior Secured Notes due 2018
Debt Instrument [Line Items]
Loss on extinguishment of debt						$ 24,800,000
Revolving Credit Facility
Debt Instrument [Line Items]
Principal			7,906,334,000	$ 7,657,019,000
Revolving Credit Facility | Euro Revolving Credit Facility B Due 2024
Debt Instrument [Line Items]
Principal			0	0
Loss on extinguishment of debt				9,600,000	€ 8,500,000
Repurchase amount		845,300,000
Repayments of lines of credit		$ 339,300,000
Revolving Credit Facility | Amended Senior Facilities Agreement
Debt Instrument [Line Items]
Liquidity			500,000,000
Effective interest rate (as a percent)										2.50%	2.475%
Maximum annual amount spent on acquisitions			100,000,000
Minimum principal balance of intercompany loans securing the debt			10,000,000
Line of credit outstanding			$ 0
Commitment fees (as a percent)			0.928%
Unused available liquidity			$ 1,817,000,000
Debt Instrument, Covenant, Minimum Evidenced Liquidity Requirement			$ 750,000,000
Revolving Credit Facility | Amended Senior Facilities Agreement | Minimum
Debt Instrument [Line Items]
Effective interest rate (as a percent)			2.75%				2.75%
Commitment fees (as a percent)			0.15%
Revolving Credit Facility | Amended Senior Facilities Agreement | Maximum
Debt Instrument [Line Items]
Effective interest rate (as a percent)			3.25%				3.25%
Commitment fees (as a percent)			0.60%
Revolving Credit Facility | Revolving Credit Facility A
Debt Instrument [Line Items]
Maximum amount																	$ 1,050,000,000.00		$ 1,200,000,000
Revolving Credit Facility | Revolving Credit Facility B
Debt Instrument [Line Items]
Maximum amount | €																		€ 625,000,000		€ 725,000,000
Revolving Credit Facility | Amended Revolving Credit Facilities Due July 2021
Debt Instrument [Line Items]
Line of credit outstanding			$ 0	0
Term loan | Euro Revolving Credit Facility B Due 2024
Debt Instrument [Line Items]
Loss on extinguishment of debt				2,300,000	€ 2,100,000
Repurchase amount															$ 542,500,000
Repayments of lines of credit	$ 192,300,000
Term loan | Euro Term Loan Facility due January 2023
Debt Instrument [Line Items]
Principal			$ 1,055,306,000	$ 1,325,612,000										€ 1,200,000,000										€ 1,500,000,000
Repurchase amount															$ 350,200,000	€ 320,000,000.0
Effective interest rate (as a percent)			2.50%	2.05%			2.50%